UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 110.9%
	AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL – 10.1%
810,803	Mobileye N.V.*1,3	$50,918,428

	COMMERCIAL BANKS NON-US – 0.0%
1	Canadian Imperial Bank of Commerce[1,3]	45

	COMMERCIAL BANKS-WESTERN US – 1.9%
368,186	Pacific Continental Corp.[3]	9,407,152

	COMMERCIAL SERVICES-FINANCE – 1.8%
607,918	CardConnect Corp.*3	9,149,166

	DIAGNOSTIC EQUIPMENT – 5.7%
877,284	VWR Corp.*3	28,959,145

	DISPOSABLE MEDICAL PRODUCTS – 10.4%
165,884	C.R. Bard, Inc.[3]	52,437,591

	ELECTRIC-DISTRIBUTION – 0.0%
2,720	EnerNOC, Inc.*3	21,080

	MEDICAL IMAGING SYSTEMS – 0.2%
107,149	Novadaq Technologies, Inc.*1,3	1,255,786

	MEDICAL INSTRUMENTS – 0.4%
59,641	Spectranetics Corp.*	2,290,214

	MEDICAL PRODUCTS – 1.7%
800,641	Syneron Medical Ltd.*1,3	8,767,019

	OIL COMP-INTEGRATED – 1.6%
423,571	VTTI Energy Partners LP1,3	8,323,170

	OIL-FIELD SERVICES – 2.5%
726,686	World Point Terminals LP3	12,557,134

	PIPELINES – 9.8%
964,518	ONEOK Partners LP3	49,257,934

	PRIVATE EQUITY – 0.9%
548,957	Fortress Investment Group LLC - Class A3	4,386,167

	REINSURANCE – 11.4%
1,089,201	Allied World Assurance Co. Holdings A.G.[1,3]	57,618,733

	REITS-DIVERSIFIED – 3.3%
268,457	DuPont Fabros Technology, Inc. – REIT[3]	16,418,830

	REITS-OFFICE PROPERTY – 0.4%
54,582	First Potomac Realty Trust - REIT	606,406
62,792	Parkway, Inc. - REIT	1,437,309
		2,043,715
	RETAIL-APPAREL/SHOES – 4.7%
1,272,171	Kate Spade & Co.*3	23,522,442

	RETAIL-RESTAURANTS – 5.9%
94,419	Panera Bread Co. - Class A*3	29,707,994

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SEMICON COMPONENTS-INTEGRATED CIRCUITS – 13.3%
613,142	NXP Semiconductors N.V.*1,3	$67,108,392

	TELECOM SERVICE – 7.9%
458,453	Level 3 Communications, Inc.*3	27,186,263
69,379	Straight Path Communications, Inc. – Class B*3	12,463,937
		39,650,200
	TOBACCO – 9.6%
742,826	Reynolds American, Inc.[3]	48,313,403

	VETERINARY DIAGNOSTICS – 6.3%
344,624	VCA, Inc.*3	31,812,242

	VITAMINS & NUTRITION PRODUCTS – 1.1%
128,972	Nutraceutical International Corp.[3]	5,371,684

	TOTAL COMMON STOCKS (Cost $544,553,120)	559,297,666

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
2,521	CBOE SPX Volatility Index
	Exercise Price: $15.00, Expiration Date: July 19, 2017*	113,445
1,821	Whole Foods Market, Inc.
	Exercise Price: $42.00, Expiration Date: August 18, 2017*	81,945

	TOTAL CALL OPTIONS (Cost $696,974)	195,390

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $696,974)	195,390

Number of Shares

	SHORT-TERM INVESTMENTS – 0.1%
410,351	Morgan Stanley Institutional Liquidity Fund Government Portfolio - Institutional Class, 0.83%[2]	410,351

	TOTAL SHORT-TERM INVESTMENTS (Cost $410,351)	410,351

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS – 111.0% (Cost $545,660,445)	$559,903,407
	Liabilities in Excess of Other Assets – (11.0)%	(55,687,158)

	TOTAL NET ASSETS – 100.0%	$504,216,249

	SECURITIES SOLD SHORT – (31.3)%
	COMMON STOCKS – (31.3)%
	COMMERCIAL BANKS-WESTERN US – (1.9)%
(236,536)	Columbia Banking System, Inc.	(9,425,960)

	MEDICAL PRODUCTS – (3.2)%
(84,216)	Becton, Dickinson and Co.	(16,431,384)

	PIPELINES – (9.8)%
(950,232)	ONEOK, Inc.	(49,564,101)

	PROPERTY/CASUALTY INSURANCE – (4.7)%
(54,998)	Fairfax Financial Holdings Ltd.[1]	(23,805,884)

	REITS-DIVERSIFIED – (3.3)%
(145,621)	Digital Realty Trust, Inc. - REIT	(16,447,892)

	TELEPHONE-INTEGRATED – (3.1)%
(654,948)	CenturyLink, Inc.	(15,640,158)

	TOBACCO – (5.3)%
(390,728)	British American Tobacco PLC - ADR	(26,780,497)

	TOTAL COMMON STOCKS (Proceeds $155,204,126)	(158,095,876)

	TOTAL SECURITIES SOLD SHORT (Proceeds $155,204,126)	$(158,095,876)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
(1,660)	CBOE SPX Volatility Index
	Exercise Price: $15.00, Expiration Date: July 19, 2017*	(13,280)
(154)	Straight Path Communications, Inc.
	Exercise Price: $140.00, Expiration Date: August 18, 2017*	(627,550)

	TOTAL CALL OPTIONS (Proceeds $313,883)	(640,830)

	PUT OPTIONS – (0.0)%
	Straight Path Communications, Inc.
(164)	Exercise Price: $135.00, Expiration Date: August 18, 2017*	(3,280)
(9)	Exercise Price: $175.00, Expiration Date: August 18, 2017*	(697)

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Value

TOTAL PUT OPTIONS (Proceeds $38,606)	$(3,977)

TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $352,489)	$(644,807)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.

See accompanying Notes to Schedule of Investments.

WV Concentrated Equities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.5%
	COMMUNICATIONS – 14.9%
7,850	Alphabet, Inc. - Class C*2	$7,133,531
197,911	Gray Television, Inc.*	2,711,381
100,066	Liberty Global PLC LiLAC – Class C*	2,142,413
452,929	Liberty Global PLC LiLAC – Class A*2	9,860,264
156,755	National CineMedia, Inc.	1,163,122
89,296	Nexstar Broadcasting Group, Inc.	5,339,901
65,452	Sinclair Broadcast Group, Inc. – Class A	2,153,371
95,784	TEGNA, Inc.	1,380,247
252,100	Twenty-First Century Fox, Inc. [2]	7,144,514
420,850	Twitter, Inc.*	7,520,589
		46,549,333
	CONSUMER DISCRETIONARY – 21.5%
54,500	Advance Auto Parts, Inc.	6,354,155
635,705	Barnes & Noble Education, Inc.*	6,757,544
163,594	Beacon Roofing Supply, Inc.*	8,016,106
163,537	Bed Bath & Beyond, Inc.	4,971,525
195,658	Dick's Sporting Goods, Inc. [2]	7,793,058
195,673	GMS, Inc.*	5,498,411
1,315,575	Imvescor Restaurant Group, Inc.	3,723,134
248,826	International Speedway Corp. – Class A	9,343,416
356,380	Potbelly Corp.*	4,098,370
220,883	Speedway Motorsports, Inc.	4,035,533
335,200	Under Armour, Inc. – Class C*	6,757,632
		67,348,884
	CONSUMER STAPLES – 11.1%
682,235	Darling Ingredients, Inc.*2	10,738,379
920,230	DavidsTea, Inc.*	5,383,345
306,500	Sprouts Farmers Market, Inc.*	6,948,355
103,762	TreeHouse Foods, Inc.*	8,476,318
75,000	Whole Foods Market, Inc.	3,158,250
		34,704,647
	ENERGY – 1.0%
493,457	SRC Energy, Inc.*	3,320,966

	FINANCIALS – 20.3%
124,400	American International Group, Inc.[2]	7,777,488
40	Berkshire Hathaway, Inc. - Class A*2	10,188,000
244,498	BGC Partners, Inc. [2]	3,090,455
235,583	Blackhawk Network Holdings, Inc. - Class A*	10,271,419
855,210	ECN Capital Corp.	2,637,909
630,890	Kingsway Financial Services, Inc.*	3,816,884
294,299	Marcus & Millichap, Inc.*2	7,757,722
4,163	MMA Capital Management LLC*	92,002

WV Concentrated Equities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
149,039	Outfront Media, Inc. [2]	$3,445,782
151,919	Realogy Holdings Corp.[2]	4,929,771
919,683	Resource Capital Corp. [2]	9,353,176
		63,360,608
	HEALTH CARE – 4.2%
59,877	AmerisourceBergen Corp.	5,660,173
131,333	Mylan N.V.*	5,098,347
26,927	PAREXEL International Corp.*	2,340,226
		13,098,746
	INDUSTRIALS – 8.6%
119,141	AerCap Holdings N.V.*2	5,531,716
82,289	Chart Industries, Inc.*	2,857,897
274,629	Generac Holdings, Inc.*	9,922,346
110,903	Stericycle, Inc.*	8,464,117
		26,776,076
	MATERIALS – 1.0%
151,470	KapStone Paper and Packaging Corp.	3,124,826

	TECHNOLOGY – 5.1%
245,458	Donnelley Financial Solutions, Inc.*2	5,635,716
148,402	Loral Space & Communications, Inc.*2	6,166,103
241,669	Vishay Precision Group, Inc.*2	4,180,874
		15,982,693
	UTILITIES – 1.8%
262,359	Atlantica Yield PLC[2]	5,603,988

	TOTAL COMMON STOCKS (Cost $250,612,289)	279,870,767

Principal
Amount

	CORPORATE BONDS – 0.2%
	COMMUNICATIONS – 0.2%
$500,000	HC2 Holdings, Inc.
	11.00%, 12/1/19[2]	511,250

	TOTAL CORPORATE BONDS (Cost $500,006)	511,250

Number of Shares

PREFERRED STOCKS – 1.1%
FINANCIALS – 1.1%
B. Riley Financial, Inc.
85,000	7.50%, 5/31/27[2]	2,189,600

WV Concentrated Equities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
49,551	7.50%, 10/31/21 [2]	$1,282,380
		3,471,980
	TOTAL PREFERRED STOCKS (Cost $3,363,790)	3,471,980

	SHORT-TERM INVESTMENTS – 7.6%
23,601,501	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.83% [1,2]	23,601,501

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,601,501)	23,601,501

	TOTAL INVESTMENTS – 98.4% (Cost $278,077,586)	307,455,498
	Other Assets in Excess of Liabilities – 1.6%	4,938,899

	TOTAL NET ASSETS – 100.0%	$312,394,397

	SECURITIES SOLD SHORT – (8.8)%
	COMMON STOCKS – (8.8)%
	COMMUNICATIONS – (1.0)%
(8,000)	Facebook, Inc. - Class A *	(1,207,840)
(12,467)	Stamps.com, Inc.*	(1,930,827)
		(3,138,667)
	CONSUMER DISCRETIONARY – (2.4)%
(7,598)	Domino's Pizza, Inc.	(1,607,205)
(38,532)	Nutrisystem, Inc.	(2,005,591)
(24,738)	Sotheby's*	(1,327,688)
(87,005)	Wingstop, Inc.	(2,688,455)
		(7,628,939)
	CONSUMER STAPLES – (0.6)%
(81,408)	Blue Buffalo Pet Products, Inc.*	(1,856,916)

	FINANCIALS – (2.1)%
(32,500)	Bank of the Ozarks, Inc.	(1,523,275)
(111,048)	BofI Holding, Inc.*	(2,634,059)
(30,768)	Kilroy Realty Corp.	(2,312,215)
		(6,469,549)
	HEALTH CARE – (1.0)%
(86,045)	Teladoc, Inc.*	(2,985,761)

	INDUSTRIALS – (1.7)%
(50,000)	AAON, Inc.	(1,842,500)
(15,200)	Pool Corp.	(1,787,064)

WV Concentrated Equities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	INDUSTRIALS (Continued)
(55,500)	Ritchie Bros Auctioneers, Inc.	$(1,595,070)
		(5,224,634)
	TOTAL COMMON STOCKS (Proceeds $25,013,764)	(27,304,466)

	TOTAL SECURITIES SOLD SHORT (Proceeds $25,013,764)	$(27,304,466)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	American International Group, Inc.
(1,200)	Exercise Price: $65.00, Expiration Date: July 21, 2017	(14,400)

	TOTAL CALL OPTIONS (Proceeds $106,897)	(14,400)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $106,897)	$(14,400)

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Vivaldi Funds
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Note 1 – Organization
Vivaldi Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’) and WV Concentrated Equities Fund (the “Concentrated Equities Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Concentrated Equities Fund seeks growth capital over the long term. The Fund commenced investment operations on May 1, 2017 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $2,000 investment from principals of the Fund’s advisor and a 12,741,561 transfer of shares of the Fund’s Class I shares in exchange for the net assets of the WHI Growth Fund, L.P. (the “Company”), a Delaware limited partnership, and WHI Growth Q.P., L.P. (the “Master Fund”), an Illinois limited partnership valued at $318,539,019. This exchange was nontaxable. The primary assets received by the Fund were cash, receivables and securities of the Company with a fair value of $278,318,635 (identified cost of investments transferred were $269,799,648), totaling $318,539,019. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Vivaldi Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2017 (Unaudited)

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Vivaldi Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2017 (Unaudited)

Note 3 – Federal Income Taxes
At June 30, 2017, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Concentrated Equities Fund
Cost of investments	$545,850,291	$278,077,586

Gross unrealized appreciation	$16,591,935	$39,354,451
Gross unrealized depreciation	(2,538,819)	(9,976,539)

Net unrealized appreciation on investments	$14,053,116	$29,377,912

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Vivaldi Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2017, in valuing the Funds’ assets carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$559,297,666	$-	$-	$559,297,666
Purchased Options Contracts	195,390	-	-	195,390
Short-Term Investments	410,351	-	-	410,351
Total Assets	$559,903,407	$-	$-	$559,903,407

Liabilities
Securities Sold Short
Common Stocks*	$158,095,876	$-	$-	$158,095,876
Written Options Contracts	13,280	631,527	-	644,807
Total Liabilities	$158,109,156	$631,527	$-	$158,740,683

Concentrated Equities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$279,870,767	$-	$-	$279,870,767
Corporate Bonds	-	511,250	-	511,250
Preferred Stocks	3,471,980	-	-	3,471,980
Short-Term Investments	23,601,501	-	-	23,601,501
Total Assets	$306,944,248	$511,250	$-	$307,455,498

Liabilities
Securities Sold Short
Common Stocks*	$27,304,466	$-	$-	$27,304,466
Written Options Contracts	14,400	-	-	14,400
Total Liabilities	$27,318,866	$-	$-	$27,318,866

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President
Date:	08/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	08/29/2017

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	08/29/2017

*	Print the name and title of each signing officer under his or her signature.